EuroPacific Growth Fund®
Investment portfolio
March 31, 2019
Common stocks 93.54% Financials 17.43%	Shares	Value (000)
HDFC Bank Ltd.	112,173,464	$3,754,876
HDFC Bank Ltd. (ADR)	7,727,242	895,665
AIA Group Ltd.	452,940,000	4,509,233
Kotak Mahindra Bank Ltd.	94,883,478	1,827,817
Prudential PLC	74,885,038	1,499,585
Barclays PLC	550,719,268	1,109,495
Housing Development Finance Corp. Ltd.	31,813,425	903,887
China Construction Bank Corp., Class H	949,336,140	813,895
B3 SA - Brasil, Bolsa, Balcao	90,072,000	738,915
Axis Bank Ltd.[1]	64,612,400	724,937
Sberbank of Russia PJSC (ADR)	51,802,911	686,907
UniCredit SpA	48,921,728	627,145
DBS Group Holdings Ltd.	31,495,000	586,326
Brookfield Asset Management Inc., Class A	11,160,000	520,614
Bank Central Asia Tbk PT	250,700,000	488,548
PICC Property and Casualty Co. Ltd., Class H	424,863,869	482,778
Toronto-Dominion Bank (CAD denominated)	7,670,000	416,230
Itaú Unibanco Holding SA, preferred nominative (ADR)	44,167,500	389,116
Banco Santander, SA	74,415,245	345,963
Agricultural Bank of China Ltd., Class H	664,100,000	306,249
Deutsche Boerse AG	2,336,540	299,582
London Stock Exchange Group PLC	4,698,000	290,709
Bank of China Ltd., Class H	554,573,555	251,502
FinecoBank SpA	18,278,998	240,415
The People’s Insurance Co. (Group) of China Ltd., Class H	560,870,215	240,068
IndusInd Bank Ltd.	8,687,596	223,225
Ayala Corp.	12,080,000	216,248
BNP Paribas SA	4,457,000	213,035
Zurich Insurance Group AG	640,500	212,010
Credit Suisse Group AG	18,050,954	210,375
Capitec Bank Holdings Ltd.	2,222,071	207,903
ICICI Bank Ltd.	33,944,000	196,241
Bank of Ireland Group PLC	31,687,838	188,393
Hana Financial Group Inc.	5,867,064	188,143
BOC Hong Kong (Holdings) Ltd.	44,382,000	183,748
Fairfax Financial Holdings Ltd., subordinate voting shares (CAD denominated)	251,000	116,264
Fairfax Financial Holdings Ltd., subordinate voting shares	124,291	57,809
Metropolitan Bank & Trust Co.	105,383,312	160,353
3i Group PLC	11,950,000	153,277
Société Générale	4,766,872	137,825
CaixaBank, SA	42,615,000	133,085
Banco BPM SpA[1]	59,907,284	123,771
Burford Capital Ltd.	5,540,000	121,655
Shinhan Financial Group Co., Ltd.	3,182,000	117,738
Türkiye Garanti Bankasi AS	73,363,000	109,739
Grupo Financiero Galicia SA, Class B (ADR)	4,191,050	106,956
Royal Bank of Canada	1,251,000	94,381
EuroPacific Growth Fund — Page 1 of 9

Common stocks (continued) Financials (continued)	Shares	Value (000)
BB Seguridade Participações SA	13,844,900	$ 93,776
Macquarie Group Ltd.	985,000	90,516
Eurobank Ergasias SA1	108,860,228	86,701
Bharat Financial Inclusion Ltd.[1]	5,120,000	83,531
Hiscox Ltd.	4,038,809	82,061
Standard Life Aberdeen PLC	23,836,253	81,945
Intesa Sanpaolo SpA	29,468,000	71,764
KB Financial Group Inc.	1,891,600	69,741
RSA Insurance Group PLC	6,184,000	40,900
Akbank TAS[1]	32,500,000	36,840
Credicorp Ltd.	130,000	31,193
ABN AMRO Group NV, depository receipts	1,325,361	29,883
Sony Financial Holdings Inc.	1,545,000	29,107
Unione di Banche Italiane SpA	10,625,571	28,106
		27,278,695
Consumer discretionary 14.43%
Alibaba Group Holding Ltd. (ADR)[1]	21,324,295	3,890,618
MercadoLibre, Inc.[1,2]	3,424,500	1,738,721
LVMH Moët Hennessy-Louis Vuitton SE	4,636,000	1,705,222
Galaxy Entertainment Group Ltd.[2]	224,749,000	1,530,307
Sony Corp.	30,665,500	1,285,223
adidas AG	4,984,373	1,211,058
Naspers Ltd., Class N	3,786,500	874,445
Industria de Diseño Textil, SA	26,741,966	785,942
Kering SA	1,340,165	768,502
Melco Resorts & Entertainment Ltd. (ADR)[2]	32,297,140	729,592
EssilorLuxottica	6,613,801	722,465
Meituan Dianping, Class B1	103,390,504	696,738
Volkswagen AG, nonvoting preferred	3,605,000	567,441
Sands China Ltd.	111,933,200	562,521
Ryohin Keikaku Co., Ltd.[2]	2,164,000	547,492
Just Eat PLC[1,2]	54,396,000	532,069
Hyundai Motor Co.	4,647,572	489,283
Nitori Holdings Co., Ltd.	2,725,000	351,597
Carnival Corp., units	6,570,000	333,231
Suzuki Motor Corp.	7,343,000	324,515
Rakuten, Inc.	31,230,800	295,316
Midea Group Co., Ltd., Class A	34,305,936	248,762
ASOS PLC[1,2]	5,897,884	245,814
GVC Holdings PLC[2]	31,312,683	227,978
Accor SA	5,624,811	227,841
Hermès International	345,000	227,636
Paddy Power Betfair PLC	2,325,681	179,357
Merlin Entertainments PLC	35,160,000	157,211
Samsonite International SA	47,820,400	153,209
Eicher Motors Ltd.	479,508	142,227
Wynn Macau, Ltd.	46,334,000	109,196
Hyundai Mobis Co., Ltd.	547,600	100,586
Ctrip.com International, Ltd. (ADR)[1]	2,280,000	99,613
Melco International Development Ltd.	39,692,000	93,037
Motherson Sumi Systems Ltd.	33,195,000	71,733
Valeo SA, non-registered shares	2,230,000	64,664
Li & Fung Ltd.	324,078,000	58,211
Maruti Suzuki India Ltd.	575,000	55,384
EuroPacific Growth Fund — Page 2 of 9

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
William Hill PLC	24,489,000	$ 51,209
Fast Retailing Co., Ltd.	105,400	49,481
Ferrari NV	334,313	44,814
HUGO BOSS AG	598,134	40,848
		22,591,109
Information technology 12.29%
Samsung Electronics Co., Ltd.	79,274,796	3,118,333
Samsung Electronics Co., Ltd., nonvoting preferred	2,440,000	77,923
Taiwan Semiconductor Manufacturing Co., Ltd.	271,072,329	2,159,221
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,247,523	337,818
ASML Holding NV	11,654,828	2,185,940
SK hynix, Inc.	30,309,200	1,981,273
Keyence Corp.	2,593,780	1,614,121
Amadeus IT Group SA, Class A, non-registered shares	14,826,852	1,187,526
Tokyo Electron Ltd.	5,805,800	838,156
PagSeguro Digital Ltd., Class A1,2	24,308,238	725,601
Halma PLC[2]	22,653,157	493,317
Largan Precision Co., Ltd.	3,210,000	479,097
Worldpay, Inc., Class A (GBP denominated)[1]	4,020,941	449,917
Temenos AG	2,956,524	435,870
Capgemini SE	3,554,000	430,962
Murata Manufacturing Co., Ltd.	8,408,178	418,171
SAP SE	3,380,000	390,526
Adyen NV1	477,800	374,109
Hexagon AB, Class B	5,122,000	267,193
Xiaomi Corp., Class B1	181,029,800	262,437
Hamamatsu Photonics KK	5,051,000	195,058
AAC Technologies Holdings Inc.	23,003,877	136,119
TravelSky Technology Ltd., Class H	48,723,000	128,791
TDK Corp.	1,479,000	115,699
Infineon Technologies AG	5,573,000	110,558
WiseTech Global Ltd.	6,676,617	109,606
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	17,699,965	92,369
OBIC Co., Ltd.	765,000	77,031
Shimadzu Corp.	690,800	19,945
Renesas Electronics Corp.[1]	3,247,200	15,001
		19,227,688
Industrials 10.62%
Airbus SE, non-registered shares	32,152,127	4,252,258
SMC Corp.	2,409,700	902,958
International Consolidated Airlines Group, SA (CDI)[2]	129,105,675	860,947
Safran SA	6,107,000	837,477
Rolls-Royce Holdings PLC[1]	63,482,720	746,793
MTU Aero Engines AG2	3,144,000	711,705
Melrose Industries PLC[2]	290,421,746	692,783
Yamato Holdings Co., Ltd.[2]	25,518,093	658,271
Komatsu Ltd.	24,009,232	556,850
Adani Ports & Special Economic Zone Ltd.	83,826,574	457,582
Ryanair Holdings PLC (ADR)[1]	5,806,000	435,102
Nidec Corp.	3,367,100	426,090
DCC PLC	4,784,045	413,426
Edenred SA	8,850,000	402,758
DSV A/S	4,420,000	365,533
EuroPacific Growth Fund — Page 3 of 9

Common stocks (continued) Industrials (continued)	Shares	Value (000)
KONE Oyj, Class B	6,411,000	$ 323,332
SK Holdings Co., Ltd.	1,351,955	322,178
Recruit Holdings Co., Ltd.	11,044,300	314,996
Airports of Thailand PCL, foreign registered	145,700,000	312,198
Jardine Matheson Holdings Ltd.	4,367,800	272,376
Schindler Holding AG, participation certificate	1,300,000	269,465
Schindler Holding AG	2,000	414
Rentokil Initial PLC	53,636,506	246,811
Thales	1,916,500	229,495
Knorr-Bremse AG, non-registered shares[1]	2,181,023	216,594
Rheinmetall AG	1,981,200	206,418
Spirax-Sarco Engineering PLC	2,131,000	199,560
Bunzl PLC	4,494,514	148,220
Shanghai International Airport Co., Ltd., Class A	15,342,341	141,890
Eiffage SA	1,385,500	133,131
Vinci SA	1,281,018	124,615
DP World PLC	6,640,000	106,240
SNC-Lavalin Group Inc.	2,454,000	62,270
NIBE Industrier AB, Class B	4,770,000	61,079
Aalberts Industries NV, non-registered shares	1,507,000	52,117
Rational AG	70,400	43,434
Rumo SA1	7,800,800	38,154
Alliance Global Group, Inc.	123,500,000	38,007
Babcock International Group PLC	5,100,438	32,784
		16,616,311
Health care 8.68%
Novartis AG	20,856,600	2,006,171
Daiichi Sankyo Co., Ltd.[3]	34,141,000	1,728,867
AstraZeneca PLC	11,519,100	920,129
Chugai Pharmaceutical Co., Ltd.	13,055,158	896,416
Takeda Pharmaceutical Co. Ltd.	21,696,653	885,054
Teva Pharmaceutical Industries Ltd. (ADR)[1]	52,991,159	830,901
Koninklijke Philips NV	17,302,000	704,820
Fresenius SE & Co. KGaA	11,409,000	636,831
CSL Ltd.	4,441,000	614,711
HOYA Corp.	8,511,951	561,345
Grifols, SA, Class B, nonvoting preferred, non-registered shares	13,451,154	266,771
Grifols, SA, Class A, non-registered shares	6,401,000	179,221
Grifols, SA, Class B (ADR)	3,541,478	71,219
NMC Health PLC[2]	12,262,303	364,779
Hikma Pharmaceuticals PLC[2]	14,615,045	341,019
GW Pharmaceuticals PLC (ADR)[1,2]	1,816,499	306,207
Aier Eye Hospital Group Co., Ltd., Class A	48,271,868	244,225
Novo Nordisk A/S, Class B	4,313,500	225,805
Sartorius AG, nonvoting preferred, non-registered shares	1,196,011	205,135
Fresenius Medical Care AG & Co. KGaA	2,398,000	193,408
Merck KGaA	1,678,000	191,335
Roche Holding AG, nonvoting, non-registered shares	595,500	164,073
Galapagos NV1	1,350,000	157,342
Straumann Holding AG	150,000	122,395
Yunnan Baiyao Group Co., Ltd., Class A	9,588,823	121,997
Sysmex Corp.	1,865,300	112,595
WuXi Biologics (Cayman) Inc.[1]	10,329,347	100,465
bioMérieux SA	1,125,000	93,007
EuroPacific Growth Fund — Page 4 of 9

Common stocks (continued) Health care (continued)	Shares	Value (000)
Demant A/S1	2,509,762	$ 74,214
Bayer AG	1,055,043	68,169
Asahi Intecc Co., Ltd.	1,400,000	65,686
Fisher & Paykel Healthcare Corp. Ltd.	3,950,000	42,232
Hypera SA, ordinary nominative	4,229,700	27,979
Coloplast A/S, Class B	243,609	26,728
Argenx SE (ADR)[1]	212,300	26,504
		13,577,755
Materials 8.18%
Vale SA, ordinary nominative (ADR)	178,882,800	2,336,209
Vale SA, ordinary nominative	49,698,378	646,466
Glencore PLC	254,215,191	1,052,741
Teck Resources Ltd., Class B	42,384,000	980,666
Koninklijke DSM NV	7,657,619	834,598
Asahi Kasei Corp.[2]	76,292,742	786,126
Chr. Hansen Holding A/S2	7,314,000	741,357
Sika AG	4,814,521	672,558
First Quantum Minerals Ltd.[2]	54,022,483	612,445
Rio Tinto PLC	9,410,000	546,743
Linde PLC (EUR denominated)	1,966,580	344,138
Linde PLC	986,600	173,572
Akzo Nobel NV	3,930,711	348,289
CCL Industries Inc., Class B, nonvoting shares	8,200,000	331,964
ArcelorMittal SA	12,916,112	261,636
LafargeHolcim Ltd.	4,618,000	228,129
Agnico Eagle Mines Ltd.	5,003,412	217,648
HeidelbergCement AG	2,670,684	192,213
Indorama Ventures PCL, foreign registered	113,541,600	177,996
Evonik Industries AG	6,320,756	172,153
Fortescue Metals Group Ltd.	30,607,839	154,522
Yara International ASA	3,632,000	148,565
CRH PLC	4,403,868	136,592
UltraTech Cement Ltd.	2,112,000	121,898
MMG Ltd.[1]	269,296,554	109,435
Barrick Gold Corp. (GBP denominated)	7,365,856	100,978
Aluminum Corp. of China Ltd., Class H1	256,356,000	94,379
Air Liquide SA, non-registered shares	628,000	79,850
Klabin SA, units	17,463,500	75,958
BASF SE	1,016,500	74,721
Hindalco Industries Ltd.	16,253,000	48,213
		12,802,758
Energy 6.19%
Reliance Industries Ltd.	196,635,942	3,869,563
Royal Dutch Shell PLC, Class B	18,856,544	596,310
Royal Dutch Shell PLC, Class A (GBP denominated)	10,516,976	330,597
Royal Dutch Shell PLC, Class A (EUR denominated)	122,980	3,860
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	50,670,000	806,666
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	8,293,760	118,601
Canadian Natural Resources, Ltd. (CAD denominated)	19,315,225	530,307
Canadian Natural Resources, Ltd.	4,342,000	119,405
Cenovus Energy Inc.[2]	69,818,000	606,045
TOTAL SA	10,226,978	568,099
Oil Search Ltd.[2]	94,187,800	524,993
EuroPacific Growth Fund — Page 5 of 9

Common stocks (continued) Energy (continued)	Shares	Value (000)
Enbridge Inc. (CAD denominated)	13,269,930	$ 480,611
Tourmaline Oil Corp.[2]	16,547,000	255,569
Suncor Energy Inc.	7,666,900	248,478
Saipem SpA, Class S1	28,172,263	149,005
Ultrapar Participacoes SA, ordinary nominative	9,220,000	110,677
BP PLC	14,320,000	104,166
CNOOC Ltd.	38,800,000	72,658
China Petroleum & Chemical Corp., Class H	80,800,000	63,714
LUKOIL Oil Co. PJSC (ADR)	610,000	54,656
Seven Generations Energy Ltd., Class A1	5,877,600	42,443
Novatek PJSC (GDR)	207,000	35,480
		9,691,903
Consumer staples 5.99%
Nestlé SA	14,341,399	1,366,808
British American Tobacco PLC	31,185,430	1,297,322
Pernod Ricard SA	5,360,610	962,122
Kao Corp.	8,994,200	707,493
Kweichow Moutai Co., Ltd., Class A	5,017,538	637,619
Thai Beverage PCL	825,350,000	514,607
Associated British Foods PLC	15,999,485	508,252
Kirin Holdings Co., Ltd.	17,329,745	413,190
JBS SA, ordinary nominative	80,809,704	328,576
Treasury Wine Estates Ltd.	27,974,734	296,561
Philip Morris International Inc.	2,810,000	248,376
Glanbia PLC	11,840,579	231,641
Uni-Charm Corp.	6,933,000	229,140
Coca-Cola European Partners PLC	4,291,645	222,050
KOSÉ Corp.	1,048,500	192,331
CP ALL PCL, foreign registered	72,596,966	170,998
Ambev SA	35,791,000	153,846
LG Household & Health Care Ltd.	123,000	153,547
Alimentation Couche-Tard Inc., Class B	2,500,000	147,267
Anheuser-Busch InBev SA/NV	1,693,000	141,978
Coca-Cola HBC AG (CDI)	3,562,746	121,344
Meiji Holdings Co., Ltd.	1,391,300	112,856
Wal-Mart de México, SAB de CV, Series V	40,980,000	109,616
Fomento Económico Mexicano, SAB de CV	9,055,000	83,574
Godrej Consumer Products Ltd.	2,339,970	23,172
		9,374,286
Communication services 5.30%
Nintendo Co., Ltd.[2]	9,070,426	2,582,899
Tencent Holdings Ltd.	49,853,911	2,292,660
SoftBank Group Corp.	16,261,400	1,576,547
Baidu, Inc., Class A (ADR)[1]	1,743,000	287,334
Altice Europe NV, Class A1,2	62,627,628	164,461
Altice Europe NV, Class B1,2	14,777,869	38,525
China Unicom (Hong Kong) Ltd.	153,430,000	194,476
United Internet AG	5,075,000	185,189
ITV PLC	78,811,903	130,466
Advanced Info Service PCL, foreign registered	22,200,000	128,716
SK Telecom Co., Ltd.	457,000	101,256
América Móvil, SAB de CV, Series L (ADR)	5,873,819	83,878
América Móvil, SAB de CV, Series L	18,821,401	13,459
EuroPacific Growth Fund — Page 6 of 9

Common stocks (continued) Communication services (continued)	Shares	Value (000)
ProSiebenSat.1 Media SE	5,899,222	$ 84,174
Intouch Holdings PCL, foreign registered	41,950,000	76,008
YY Inc., Class A (ADR)[1]	856,000	71,913
Nippon Telegraph and Telephone Corp.	1,648,900	69,970
LG Uplus Corp.	5,053,000	68,777
TalkTalk Telecom Group PLC	35,499,000	50,998
Axel Springer SE	963,068	49,738
Yandex NV, Class A1	1,289,000	44,264
BT Group PLC	2,679,658	7,781
		8,303,489
Utilities 2.89%
Ørsted AS	19,677,485	1,491,319
ENN Energy Holdings Ltd.[2]	77,627,000	750,564
China Gas Holdings Ltd.	208,024,600	731,403
Enel SpA	78,250,000	500,680
China Resources Gas Group Ltd.	76,616,000	361,122
ENGIE SA	7,833,600	116,696
ENGIE SA, bonus shares[3]	4,756,000	70,849
E.ON SE	14,250,000	158,443
Guangdong Investment Ltd.	76,500,000	147,739
SSE PLC	4,695,000	72,585
Naturgy Energy Group, SA	2,357,183	65,919
Pampa Energía SA (ADR)[1]	2,085,000	57,483
		4,524,802
Real estate 1.54%
China Overseas Land & Investment Ltd.	152,358,000	578,382
Sun Hung Kai Properties Ltd.	20,975,083	359,919
Ayala Land, Inc.	390,814,709	334,176
Ayala Land, Inc., preference shares[1,3,4]	481,283,600	825
Vonovia SE	6,367,739	330,150
Henderson Land Development Co. Ltd.	41,037,973	260,867
CK Asset Holdings Ltd.	18,470,000	164,231
China Resources Land Ltd.	34,970,000	156,809
Longfor Group Holdings Ltd.	34,291,500	120,785
Central Pattana PCL, foreign registered	43,975,000	101,502
		2,407,646
Total common stocks (cost: $107,146,634,000)		146,396,442
Rights & warrants 0.08% Real estate 0.08%
Vinhomes JSC, warrants, expire 2019[1,3]	33,474,875	132,001
Total rights & warrants (cost: $138,006,000)		132,001
Bonds, notes & other debt instruments 0.12% U.S. Treasury bonds & notes 0.06% U.S. Treasury 0.06%	Principal amount (000)
U.S. Treasury 1.50% 2019[5]	$ 100,000	99,461
Total U.S. Treasury bonds & notes		99,461
EuroPacific Growth Fund — Page 7 of 9

Bonds, notes & other debt instruments (continued) Corporate bonds & notes 0.05% Financials 0.05%	Principal amount (000)	Value (000)
UniCredit SpA 5.861% 2032[6,7]	$ 19,000	$ 17,534
UniCredit SpA, Contingent Convertible, 5.375% (undated)[7]	€ 5,375	5,187
UniCredit SpA, Contingent Convertible, 6.625% (undated)[7]	21,245	23,227
UniCredit SpA, Contingent Convertible, 8.00% (undated)[7]	$ 27,075	25,415
		71,363
Total corporate bonds & notes		71,363
Bonds & notes of governments & government agencies outside the U.S. 0.01%
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 54.47% 2020[8]	ARS116,033	2,991
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 51.542% 2022[8]	332,144	7,449
		10,440
Total bonds, notes & other debt instruments (cost: $179,071,000)		181,264
Short-term securities 6.20% Money market investments 5.95%	Shares
Capital Group Central Cash Fund[2]	93,044,336	9,302,573
Bonds & notes of governments & government agencies outside the U.S. 0.25%	Principal amount (000)
Argentinian Treasury Bills (17.02%)–2.81% due 4/30/2019–4/30/2020	ARS14,609,946	395,081
Total short-term securities (cost: $9,778,246,000)		9,697,654
Total investment securities 99.94% (cost: $117,241,957,000)		156,407,361
Other assets less liabilities 0.06%		98,240
Net assets 100.00%		$156,505,601
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2019 (000)
Purchases (000)	Sales (000)
USD62,400	INR4,462,500	HSBC Bank	4/5/2019	$ (1,948)
USD82,916	INR5,925,000	JPMorgan Chase	4/8/2019	(2,480)
USD187,594	GBP141,350	Citibank	4/26/2019	3,233
USD133,465	GBP100,572	JPMorgan Chase	4/26/2019	2,290
USD64,334	INR4,462,500	Citibank	4/26/2019	199
USD42,159	INR2,925,000	HSBC Bank	5/7/2019	179
				$1,473
EuroPacific Growth Fund — Page 8 of 9

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,932,542,000, which represented 1.23% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,860,000, which represented less than .01% of the net assets of the fund.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,534,000, which represented .01% of the net assets of the fund.
[7]	Step bond; coupon rate may change at a later date.
[8]	Coupon rate may change periodically.
Key to abbreviations and symbols
ADR = American Depositary Receipts
ARS = Argentine pesos
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR/€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
INR = Indian rupees
USD/$ = U.S. dollars
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
© 2019 Capital Group. All rights reserved.
MFGEFPX-016-0519O-S66069	EuroPacific Growth Fund — Page 9 of 9